3 Application of critical estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	2.82%	6.23%
Machinery, Equipment and Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	6.31%	7.04%
Furniture And Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	10.03%	10.02%
IT Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	20.23%	20.60%
Lab Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.57%	9.52%
Security Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.54%	9.39%
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	18.89%	18.88%
Other Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	13.55%	15.72%